1933 Act File No. 2-29786
                                          1940 Act File No. 811-1704

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   64   ....................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   38  ....................................        X

                      FEDERATED AMERICAN LEADERS FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on May 29, 1998, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C. 20037



                              CROSS-REFERENCE SHEET

      This Amendment to the Registration Statement of FEDERATED AMERICAN LEADERS FUND, INC., is comprised of four classes of shares, (1) Class A Shares, (2) Class C Shares, (3) Class F Shares, and (4) Class B Shares and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          Rule 404(c) Cross Reference)
Item 1.     Cover Page                    Cover Page (1-4).

Item 2.                                   Synopsis General Information (1-4);
                                          Summary of Fund Expenses - Class A
                                          Shares (1); Summary of Fund Expenses
                                          Class B Shares (4); Summary of Fund
                                          Expenses - Class C Shares (2); Summary
                                          of Fund Expenses - Class F Shares (3).

Item 3.     Condensed Financial
            Information                   Financial Highlights - Class A Shares
                                          (1); Financial Highlights - Class B
                                          Shares (4); Financial Highlights -
                                          Class C Shares (2); Financial
                                          Highlights - Class F Shares (3).

Item 4.     General Description of
            Registrant                    Performance Information (1-4);
                                          Investment Information (1-4);
                                          Investment Objective (1-4); Investment
                                          Policies (1-4); Investment Limitations
                                          (1-4); Other Classes of Shares (1-4).

Item 5. Management of the Fund Fund Information (1-4); Management of the Fund (1-4); Distribution of Shares (1, 2 and 4); Distribution of Class F Shares (3); Administration of the Fund (1-4).

Item 6.     Capital Stock and Other
            Securities                    Tax Information (1-4); Federal Income
                                          Tax (1-4); State and Local Taxes
                                          (1-4).

Item 7.     Purchase of Securities Being
            Offered Net Asset Value (1-4); Investing in the Fund (1-4); Purchasing Shares (1-4); Systematic Investment
                                          Program (1-4); Confirmations and
                                          Account Statements (1-4); Dividends
                                          and Distributions (1-4).

Item 8.     Redemption or Repurchase      Redeeming and Exchanging Shares (1-4);
                                          Redeeming or Exchanging Shares
                                          Through a Financial Intermediary
                                          (1-4); Redeeming or Exchanging Shares
                                          by Mail (1-4); Redeeming or
                                          Exchanging Shares by Telephone (1-4);
                                          Contingent Deferred Sales Charge
                                          (1-4); Eliminating the Contingent
                                          Deferred Sales Charge (1-4); Reducing
                                          or Eliminating the Sales Charge (3);
                                          Account and Share Information (1-4);
                                          Systematic Withdrawal Program (1-4);
                                          Accounts With Low Balances (1-4).

Item 9.     Pending Legal Proceedings     None.


PART B.     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................Cover Page (1-4).

Item 11.    Table of Contents.............Table of Contents (1-4).

Item 12.    General Information and
            History.......................General Information About the Fund
                                          (1-4); About Federated
                                          Investors, Inc. (1-4).

Item 13.    Investment Objectives and
            Policies......................Investment Objectives and Policies
                                          (1-4); Investment Limitations (1-4).

Item 14.    Management of the Fund........Federated American Leaders Fund, Inc.
                                          Management (1-4); Directors'
                                          Compensation (1-4); Director
                                          Liability (1-4).

Item 15.    Control Persons and Principal
            Holders of Securities         Fund Ownership (1-4).

Item 16.    Investment Advisory and Other
            Services......................Investment Advisory Services (1-4);
                                          Other Services (1-4).

Item 17.    Brokerage Allocation..........Brokerage Transactions (1-4).

Item 18.    Capital Stock and Other
            Securities                    Not Applicable.

Item 19.    Purchase, Redemption and
            Pricing of Securities Being
            Offered.......................Purchasing Shares (1-4); Determining
                                          Net Asset Value (1-4); Redeeming
                                          Shares (1-4); Distribution Plan
                                          and Shareholder Services (1-4);
                                          Exchange Privilege (1-4).

Item 20.    Tax Status....................Tax Status (1-4).

Item 21.    Underwriters                  Not applicable.

Item 22.    Calculation of Performance
            Data..........................Total Return (1-4); Yield (1-4);
                                          Performance Comparisons (1-4).

Item 23.    Financial Statements..........Incorporated by reference to the
                                          Registrant's Annual Report dated
                                          March 31, 1998 (File Nos. 2-29786
                                          and 811-1704).





Federated American Leaders Fund, Inc.

Class A Shares, Class B Shares, Class C Shares

PROSPECTUS

The shares of Federated American Leaders Fund, Inc. (the "Fund") represent interests in an open-end, diversified management investment company (a mutual fund) investing in common stocks and other securities of high quality companies to achieve growth of capital and income.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class A Shares, Class B Shares, and Class C Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares, and Class F Shares dated May 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site
(http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.     Prospectus dated May
31, 1998      TABLE OF CONTENTS
 Summary of Fund Expenses 1 Financial Highlights--Class A Shares 2 Financial Highlights--Class B Shares 3 Financial Highlights--Class C Shares 4 General Information 5 Calling the Fund 5 Year 2000 Statement 5 Investment Information 5 Investment Objective 5 Investment Policies 5 Investment Limitations 7 Net Asset Value 7 Investing in the Fund 7 Purchasing Shares 8 Purchasing Shares Through a Financial Intermediary 8 Purchasing Shares by Wire 8 Purchasing Shares by Check 8 Systematic Investment Program 9 Retirement Plans 9 Class A Shares 9 Class B Shares 9 Class C Shares 10 Redeeming and Exchanging Shares 10 Redeeming or Exchanging Shares Through a Financial Intermediary 10 Redeeming or Exchanging Shares by Telephone 10 Redeeming or Exchanging Shares by Mail 10 Requirements for Redemption 10 Requirements for Exchange 11 Systematic Withdrawal Program 11 Contingent Deferred Sales Charge 11 Account and Share Information 12 Confirmations and Account Statements 12 Dividends and Distributions 12 Accounts with Low Balances 12 Fund Information 12 Management of the Fund 12 Distribution of Shares 13 Administration of the Fund 14 Brokerage Transactions 14 Shareholder Information 14 Tax Information 15 Federal Income Tax 15 State and Local Taxes 15 Performance Information 15 Other Classes of Shares 15

SUMMARY OF FUND EXPENSES

                                                                      CLASS A     CLASS B    CLASS C
 Maximum Sales Charge Imposed on Purchases (as a percentage of          5.50%      None       None
 offering price)
 Maximum Sales Charge Imposed on Reinvested Dividends (as a             None       None       None
 percentage of offering price)
 Contingent Deferred Sales Charge (as a percentage of original          None       5.50%      1.00%
 purchase price or redemption proceeds, as applicable) (1)
 Redemption Fee (as a percentage of amount redeemed, if                 None       None       None
 applicable)...
 Exchange Fee                                                           None       None       None

                                        ANNUAL OPERATING EXPENSES
                                (As a percentage of average net assets)
 Management Fee                                                         0.64%      0.64%       0.64%
 12b-1 Fee                                                              None       0.75%       0.75%
 Total Other Expenses                                                   0.50%      0.50%       0.50%
    Shareholder Services Fee                                       0.25%      0.25%       0.25%
 Total Operating Expenses                                               1.14%      1.89%(2)    1.89%

(1) For shareholders of Class B Shares, the contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. For shareholders of Class C Shares, the contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."

(2) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Purchasing Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                                                                        CLASS A   CLASS B   CLASS C

You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge
1 Year                                                                          $ 66       $ 76      $ 29
3 Years                                                                         $ 89       $103      $ 59
5 Years                                                                         $114       $125      $102
10 Years                                                                        $185       $200      $220

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF
PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE
SHOWN.

FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated May 15, 1998, on the Fund's financial statements for the year ended March 31, 1998, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                            YEAR ENDED MARCH 31,
                            1998      1997     1996     1995    1994     1993     1992     1991    1990     1989
 NET ASSET VALUE,            $21.40   $19.78   $15.66   $14.58  $14.90   $13.88   $13.18   $12.21  $13.04   $12.55
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment income       0.29     0.23     0.22     0.25    0.23     0.29     0.29     0.37    0.55     0.50
   Net realized and            8.39     3.11     4.70     1.42    0.18     2.05     1.34     1.28    0.36     1.08
 unrealized gain (loss)
 on investments
   Total from investment       8.68     3.34     4.92     1.67    0.41     2.34     1.63     1.65    0.91     1.58
 operations
 LESS DISTRIBUTIONS
   Distributions from net    (0.21)   (0.21)   (0.17)   (0.24)  (0.24)   (0.28)   (0.28)   (0.38)  (0.56)   (0.50)
 investment income
   Distributions from net    (3.23)   (1.51)   (0.63)   (0.35)  (0.49)   (1.04)   (0.65)   (0.30)  (1.18)   (0.59)
 realized gain on
 investments
 TOTAL DISTRIBUTIONS         (3.44)   (1.72)   (0.80)   (0.59)  (0.73)   (1.32)   (0.93)   (0.68)  (1.74)   (1.09)
 NET ASSET VALUE, END OF     $26.64   $21.40   $19.78   $15.66  $14.58   $14.90   $13.88   $13.18  $12.21   $13.04
 PERIOD
 TOTAL RETURN(A)             43.95%   17.40%   32.00%   11.87%   2.76%   18.31%   12.91%   14.17%   7.13%   13.23%
 RATIOS TO AVERAGE NET
 ASSETS
   Expenses                   1.14%    1.17%    1.16%    1.23%   1.18%    1.13%    1.02%    1.02%   1.01%    1.01%
   Net investment income      0.84%    0.95%    1.07%    1.71%   1.48%    2.07%    2.12%    3.06%   4.23%    3.85%
   Expense                       --    0.03%    0.07%       --      --    0.06%    0.16%    0.30%   0.35%    0.12%
 waiver/reimbursement(b)
 SUPPLEMENTAL DATA
   Net assets, end of     $1,457,925$638,082 $455,867 $268,470 $226,857$202,866 $171,210 $149,360 $147,235$149,049
 period (000 omitted)
   Average commission       $0.0488  $0.0500       --       --      --       --       --       --      --       --
 rate paid(c)
   Portfolio turnover           63%      88%      46%      34%     27%      39%      67%      57%     50%      27%

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MARCH 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated May 15, 1998, on the Fund's financial statements for the year ended March 31, 1998, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                      YEAR ENDED MARCH 31,
                                                                1998       1997     1996   1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                             $21.40   $19.79   $15.67  $14.97
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                            0.06     0.05     0.10    0.13
   Net realized and unrealized gain (loss) on investments           8.41     3.12     4.70    0.92
   Total from investment operations                                 8.47     3.17     4.80    1.05
 LESS DISTRIBUTIONS
   Distributions from net investment income                       (0.03)   (0.05)   (0.05)  (0.12)
   Distributions from net realized gain on investments            (3.23)   (1.51)   (0.63)  (0.23)
   Total distributions                                            (3.26)   (1.56)   (0.68)  (0.35)
 NET ASSET VALUE, END OF PERIOD                                   $26.61   $21.40   $19.79  $15.67
 TOTAL RETURN(B)                                                  42.78%   16.49%   31.10%   7.28%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                        1.89%    1.95%    1.93%  1.95%*
   Net investment income                                           0.11%    0.18%    0.32%  1.09%*
   Expense waiver/reimbursement (c)                                   --       --    0.05%  0.12%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                    $1,201,402 $540,995 $261,024 $46,671
   Average commission rate paid(d)                               $0.0488  $0.0500       --      --
   Portfolio turnover                                                63%      88%      46%     34%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 25, 1994 (date of initial public investment) to March 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MARCH 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

FINANCIAL HIGHLIGHTS--CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated May 15, 1998, on the Fund's financial statements for the year ended March 31, 1998, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                     YEAR ENDED MARCH 31,
                                                             1998    1997    1996    1995  1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $21.40  $19.80  $15.66 $14.55  $14.70
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.05    0.04    0.05   0.14    0.12
   Net realized and unrealized gain (loss) on investments      8.42    3.12    4.75   1.45    0.35
   Total from investment operations                            8.47    3.16    4.80   1.59    0.47
 LESS DISTRIBUTIONS
   Distributions from net investment income                  (0.03)  (0.05)  (0.03) (0.13)  (0.13)
   Distributions from net realized gain on investments       (3.23)  (1.51)  (0.63) (0.35)  (0.49)
   Total distributions                                       (3.26)  (1.56)  (0.66) (0.48)  (0.62)
 NET ASSET VALUE, END OF PERIOD                              $26.61  $21.40  $19.80 $15.66  $14.55
 TOTAL RETURN(B)                                             42.78%  16.42%  31.14% 11.23%   3.16%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                   1.89%   1.95%   1.96%  2.04%  2.11%*
   Net investment income                                      0.11%   0.18%   0.27%  0.91%  0.71%*
   Expense waiver/reimbursement(c)                               --      --   0.02%     --      --
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                 $134,773 $69,990 $44,434 $20,055$11,895
   Average commission rate paid(d)                          $0.0488 $0.0500      --     --      --
   Portfolio turnover                                           63%     88%     46%    34%     27%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 21, 1993 (date of initial public investment) to March 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MARCH 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on July 22, 1968. Shares of the Fund are offered in four classes of shares known as Class A Shares, Class B Shares, Class C Shares and Class F Shares, which represent interests in a single portfolio of securities. The Fund is designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of common stocks and other securities of high quality companies. This prospectus relates to Class A Shares, Class B Shares, and Class C Shares ("Shares") of the Fund.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND

Call the Fund at 1-800-341-7400.

YEAR 2000 STATEMENT

Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the adviser, distributor, administrator, and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, computer hardware in use today cannot distinguish the year 2000 from the year 1900. This design flaw may have a negative impact in the handling of securities trades, pricing and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 and reasonably believe that systems will be year 2000 compliant when required. The Fund is continuing to analyze the financial impact of instituting a year 2000 compliant program on its operations.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high quality companies. Unless otherwise noted, the investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The Fund's investment approach is based upon the conviction that over the longer term, the economy will continue to expand and develop and that this economic growth will be reflected importantly in the growth of major corporations. The Fund pursues this investment objective by investing at least 65% of its assets in a portfolio of securities issued by the one hundred companies contained in "The Leaders List." Generally, the Fund's management makes portfolio selections utilizing fundamental analysis, with emphasis on earning power, financial condition, and valuation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in securities of companies selected from "The Leaders List" by the Fund's investment adviser on the basis of traditional fundamental research techniques and standards. The securities in which the Fund invests include, but are not limited to:
   * common stocks;
   * preferred stocks;
   * domestic issues of corporate debt obligations rated, at the time of purchase, "Baa" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") or, if not rated, are determined by the Fund's investment adviser to be of comparable quality. If a security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the security from the portfolio, but will consider doing so. (A description of the rating categories is contained in the Appendix to the Statement of Additional Information);
   * certain convertible securities; * warrants; and * American Depositary Receipts.

Bonds rated "BBB" by S&P or Fitch or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than
higher rated bonds.      The Fund may also temporarily hold cash and invest in
U.S. government securities in such proportions as the Fund's investment adviser may deem necessary for defensive purposes.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

THE LEADERS LIST

"The Leaders List" is a trade name which represents a list of 100 blue chip companies selected by the Fund's investment adviser principally on the basis of fundamental research techniques and standards. Shareholders can obtain a copy of "The Leaders List" by contacting the Fund. In the opinion of the investment adviser, securities of these companies represent diversified and highly marketable investments. The list is subject to continuous review and modification. A number of standards and fundamental research factors are used in determining "The Leaders List." "The Leaders List" includes leading companies in their industries determined in terms of sales, earnings, and/or market capitalization.

AMERICAN DEPOSITARY RECEIPTS

The Fund may invest in American Depositary Receipts ("ADRs") of foreign-domiciled blue-chip companies. ADRs are trust receipts issued by U.S. banks or trust companies representing ownership interests in the equity securities of these companies. ADRs are U.S. dollar-denominated and traded on U.S. securities exchanges or over-the-counter. The value of ADRs could be affected by changes in foreign currency exchange rates.

CONVERTIBLE SECURITIES

Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock, an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a
rating below investment grade after the Fund has purchased it.     REAL ESTATE
INVESTMENT TRUSTS

The Fund may purchase interests in equity, mortgage, and hybrid real estate investment trusts. Hybrid real estate investment trusts have characteristics of and may have risks associated with both equity and mortgage real estate investment trusts. Equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified. Therefore, they are subject to the risk of financing single projects. Real estate investment trusts are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to migrate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic
location.      REPURCHASE AGREEMENTS

The acceptable investments in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.

ILLIQUID SECURITIES

The Fund may acquire securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Fund might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. Where the Fund considers these securities to be illiquid, it intends to limit the purchase of them together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 10% of its net assets.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or a long-term basis up to one-third the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral equal to at least 100% of the value of the securities loaned.

PORTFOLIO TURNOVER

Securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser to the Fund does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover rate and transaction costs.

INVESTMENT LIMITATIONS

The Fund will not:

   * borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets;
   * invest more than 5% of its total assets in securities of one issuer (except U.S. government securities) or purchase more than 10% of any class of voting securities of any one issuer;
   * invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or
   * purchase restricted securities if immediately thereafter more than 15% of the net assets of the Fund would be invested in such securities.

NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions, and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. INVESTING IN THE FUND

This prospectus offers three classes of Shares each with the characteristics described below.

                           Class A      Class B     Class C
Minimum and
Subsequent
Investment Amounts       $1500/$100   $1500/$100   $1500/$100
Minimum and
Subsequent
Investment Amount for
Retirement Plans         $250/$100    $250/$100    $250/$100
Maximum Sales Charge     5.50%*       None         None
Maximum Contingent       None         5.50+        1.00%#
Deferred Sales Charge**
Conversion Feature       No           Yes++        No

* Class A Shares are sold at NAV, plus a sales charge as follows:


                                        Sales Charge               Dealer
                                     as a Percentage of        Concession as
                                     Public      Net          a Percentage of
                                    Offering    Amount        Public Offering
Amount of Transaction                Price     Invested            Price
Less than $50,000                    5.50%       5.82%             5.00%
$50,000 but less than $100,000       4.50%       4.71              4.00%
$100,000 but less than $250,000      3.75%       3.90%             3.25%
$250,000 but less than $500,000      2.50%       2.56%             2.25%
$500,000 but less than $1 million    2.00%       2.04%             1.80%
$1 million or greater                0.00%       0.00%             0.25%

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

+ The following contingent deferred sales charge schedule applies to Class B
Shares:

Year of Redemption           Contingent Deferred
After Purchase                  Sales Charge
First                              5.50%
Second                             4.75%
Third                              4.00%
Fourth                             3.00%
Fifth                              2.00%
Sixth                              1.00%
Seventh and thereafter             0.00%

++ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."

# The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.

PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors, Inc. ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly.
Financial intermediaries may charge fees for their services.     The financial
intermediary which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge. (See "Contingent Deferred Sales Charge.") In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share
ownership periods.      PURCHASING SHARES BY WIRE     Shares may be purchased by
Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number--this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.
PURCHASING SHARES BY CHECK

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds in a minimum amount of $50 may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund.
Shareholders should contact their financial intermediary or the Fund to participate in this program.

RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

CLASS A SHARES

Class A Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS A SHARES PURCHASED:

   * through financial intermediaries that do not receive sales charge dealer concessions;
   * by Federated Life Members; or
   * through "wrap accounts" or similar programs under which clients pay a fee for services.

IN ADDITION, THE SALES CHARGE ON CLASS A SHARES CAN BE REDUCED OR ELIMINATED BY:

   * purchasing in quantity;
   * combining concurrent purchases of :

     * Shares by you, your spouse, and your children under age 21, or * Shares of two or more Federated Funds (other than money market funds);

   * accumulating purchases. In calculating the sales charge on an additional purchase, you may count the current value of previous Share purchases still invested in the Fund;
   * signing a letter of intent to purchase a specific dollar amount of Shares within 13 months; or
   * using the reinvestment privilege within 120 days of redeeming Shares of an equal or lesser amount.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

CLASS B SHARES

Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.

CLASS C SHARES

Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.

REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like Share class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be
wired until that method of payment has cleared.     Telephone instructions will
be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares by Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.
     REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public. REQUIREMENTS FOR EXCHANGE

Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and Class
C Shares.     SYSTEMATIC WITHDRAWAL PROGRAM ("SWP") ON CLASS B SHARES A
contingent deferred sales charge will not be charged on SWP redemptions of Class B Shares if:

   * shares redeemed are 12% or less of the account value in a single year; * the account is at least one year old; * all dividends and capital gains distributions are reinvested; and * the account has at least a $10,000 balance when the SWP is established;
     (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

A contingent deferred sales charge will be charged on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, the account is valued when the SWP is established and then annually at calander year-end. Redemptions can be made only at a rate of 1% monthly, 3% quarterly, or 6%
semi-annually.      CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

   * following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
   * representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 701/2;
   * which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;
   * which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;
   * which are reinvested in the Fund under the reinvestment privilege;

   * of Shares held by Directors, employees, and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

p * of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the
transfer agent.      ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

The Fund is managed by a Board of Directors (the "Directors"). The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers (the "Adviser"), the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.55% of the Fund's average daily net assets, plus 4.50% of the Fund's gross income (excluding any capital gains or losses). Gross income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John
F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.

Federated Advisers and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

Scott B. Schermerhorn has been the Fund's portfolio manager since July 1996. Mr. Schermerhorn joined Federated Investors, Inc. in 1996 as a Vice President of the Fund's investment adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J.W. Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

Michael P. Donnelly has been the Fund's portfolio manager since July 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's adviser since 1994. He served as an Assistant Vice President of the Fund's adviser from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.

The distributor may offer to pay financial institutions an amount up to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

The distributor will pay dealers an amount equal to 5.50% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES ONLY) AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution and distribution-related support services pursuant to the Plan.

The Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares
under the Distribution Plan.     In addition, the Fund has entered into a
Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc., under which the Fund may make payments up to 0.25% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder
Services.      SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to 0.50% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)

Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. as specified below:

 MAXIMUM           AVERAGE AGGREGATE
   FEE              DAILY NET ASSETS
 0.150%        on the first $250 million
 0.125%         on the next $250 million
 0.100%         on the next $250 million
 0.075%   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.

SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's
outstanding Shares of all series entitled to vote.     As of May 5, 1998,
Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, for the sole benefit of its customers, owned 27.49% of the voting securities of the Fund's Class C Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of
shareholders.      TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for each class of Shares including Class F Shares.

Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per Share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares, and therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales charge and contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

From time to time, advertisements for Class A Shares, Class B Shares, Class C Shares, and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares, and Class F Shares to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Class F Shares. Class F Shares are sold primarily to customers of financial institutions subject to a front-end sales charge, a contingent deferred sales charge, a Shareholder Services Agreement, and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $250.
     Class A Shares, Class B Shares, Class C Shares, and Class F Shares are subject to certain of the same expenses, however, the front-end sales charge for Class F Shares is lower than that for Class A Shares. Expense differences between Class A Shares, Class B Shares, Class C Shares, and Class F Shares may affect the performance of each class.

To obtain more information and a prospectus for Class F Shares, investors may call 1-800-341-7400 or contact their financial institution.

[Graphic]

Federated American Leaders Fund, Inc.

Class A Shares, Class B Shares, Class C Shares

PROSPECTUS

MAY 31, 1998

An Open-End, Diversified Management Investment Company

FEDERATED AMERICAN
LEADERS FUND, INC.
CLASS A, CLASS B,
CLASS C SHARES
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

313914103
313914202
313914301
G01085-01 (5/98)

[Graphic]





FEDERATED AMERICAN LEADERS FUND, INC.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

CLASS F SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus for Class A Shares, Class B Shares, and Class C Shares, and the prospectus for Class F Shares of Federated American Leaders Fund, Inc. (the "Fund"), each dated May 31, 1998. This Statement is not a prospectus itself. You may request a copy of either prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED AMERICAN LEADERS FUND, INC.
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PENNSYLVANIA 15237-7000

Statement dated May 31, 1998

[Graphic]

Cusip 313914103
Cusip 313914202
Cusip 313914301
Cusip 313914400
8062808B (5/98)

[Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE FUND 1 INVESTMENT OBJECTIVE AND POLICIES 1 Types of Investments 1 Convertible Securities 1 Real Estate Investment Trusts 1 Lending of Portfolio Securities 1 Repurchase Agreements 1 Reverse Repurchase Agreements 2 Portfolio Turnover 2 INVESTMENT LIMITATIONS 2 Selling Short and Buying on Margin 2 Borrowing Money 2 Pledging Assets 2 Diversification of Investments 2 Investing in Securities of Other Investment Companies 2 Investing in New Issuers 3 Investing in Issuers Whose Securities are Owned by Officers of the Fund 3 Underwriting 3 Investing in Commodities or Real Estate 3 Lending Cash or Securities 3 Acquiring Securities 3 Concentration of Investments 3 Issuing Senior Securities 3 Investing in Restricted Securities 3 FEDERATED AMERICAN LEADERS FUND, INC. MANAGEMENT 3 Fund Ownership 7 Director Compensation 8 Director Liability 8 INVESTMENT ADVISORY SERVICES 8 Adviser to the Fund 8 Advisory Fees 8 BROKERAGE TRANSACTIONS 9 OTHER SERVICES 9 Fund Administration 9 Custodian and Portfolio Accountant 9 Transfer Agent 9 Independent Public Accountants 9 PURCHASING SHARES 9 Quantity Discounts and Accumulated Purchases 10 Concurrent Purchases 10 Letter of Intent 10 Reinvestment Privilege 10 Conversion of Class B Shares 11 Conversion to Federal Funds 11 DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT 11 Purchases by Sales Representatives, Fund Directors, and Employees 12 Exchanging Securities for Fund Shares 12 DETERMINING NET ASSET VALUE 12 Determining Market Value of Securities 12 REDEEMING SHARES 13 Redemption in Kind 13 Contingent Deferred Sales Charge 13 TAX STATUS 13 The Fund's Tax Status 13 Shareholders' Tax Status 13 TOTAL RETURN 14 YIELD 14 PERFORMANCE COMPARISONS 14 Economic and Market Information 15 ABOUT FEDERATED INVESTORS, INC. 15 Mutual Fund Market 16 Institutional Clients 16 Bank Marketing 16 Broker/Dealers and Bank Broker/Dealer Subsidiaries 16 FINANCIAL STATEMENTS 16 APPENDIX 17

GENERAL INFORMATION ABOUT THE FUND

The Fund was incorporated under the laws of the State of Maryland on July 22, 1968. At a meeting of the Board of Directors (the "Directors") held on February 26, 1996, the Directors approved an amendment to the Articles of Incorporation to change the name of American Leaders Fund, Inc. to Federated American Leaders Fund, Inc. and to change the name of Fortress Shares to Class F Shares. Shares of the Fund are offered in four classes known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information
relates to all four of the above-mentioned classes of Shares.      INVESTMENT
OBJECTIVE AND POLICIES

The Fund's investment objective is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high-quality companies. The investment objective cannot be changed without shareholder approval.

TYPES OF INVESTMENTS

The Fund invests primarily in common stocks, preferred stocks, corporate bonds, convertible securities, notes, American Depositary Receipts, and warrants of
companies selected from "The Leaders List."      CONVERTIBLE SECURITIES
Dividend Enhanced Convertible Securities ("DECS"), or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common up to the first call price. They are effectively capped at that point unless the common rises above a second price point, at which time they participate with unlimited upside potential.

Preferred Equity Redemption Cumulative Stock ("PERCS"), or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common falls, while the cap price limits gains when the common rises.

REAL ESTATE INVESTMENT TRUSTS

The Fund may purchase interests in equity, mortgage and hybrid real estate investment trusts. Equity real estate investment trusts purchase or lease real estate. They generate income primarily from rental income and realize capital gains or losses from appreciated or depreciated property values. Mortgage real estate investment trusts are interests in real estate mortgages and generate income from interest payments on mortgage loans.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks or other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy, pursuant to guidelines established by the Directors.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as an institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

PORTFOLIO TURNOVER

The Fund will not engage in short-term trading but may dispose of securities held for a short period if, after examination of their value, management believes such disposition to be advisable. In determining whether or not to sell portfolio securities, consideration will be given among other factors to the effect on shareholders of the resultant tax liability. Nevertheless changes will be made whenever, in the judgment of management, they will contribute to the attainment of the Fund's investment objective, even though such changes may result in realization of capital gains. For the fiscal years ended March 31, 1998 and 1997, the portfolio turnover rates were 63% and 88%, respectively. INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of shareholders.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin.

BORROWING MONEY

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

Interest paid on borrowed funds will not be available for investment and will reduce net income. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while the borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate its securities.

DIVERSIFICATION OF INVESTMENTS

The Fund will not invest more than 5% of its total assets in the securities of any one issuer, except U.S. government securities, and will not purchase more than 10% of any class of voting securities of any one issuer.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not purchase securities of other investment companies, except by purchase in the open market involving only customary brokerage commissions or as part of a merger or consolidation.

INVESTING IN NEW ISSUERS

The Fund will not invest more than 5% of the value of its total assets in securities of issuers with a record of less than three years of continuous operation, including the operation of any predecessor.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE FUND

The Fund will not purchase or retain the securities of any issuer if the officers and Directors of the Fund or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

UNDERWRITING

The Fund will not underwrite or engage in agency distribution of securities, except as it may be deemed to be an underwriter, if it purchases and sells restricted securities as permitted.

INVESTING IN COMMODITIES OR REAL ESTATE

The Fund will not invest in commodities, commodity contracts, or real estate.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets except portfolio securities. (This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or Articles of Incorporation.)

ACQUIRING SECURITIES

The Fund will not purchase securities of a company for the purpose of exercising control or management. However, the Fund may invest in up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Fund. In addition, the Fund, other companies advised by the Fund's investment adviser, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some such cases, the Fund and its affiliates might collectively be considered to be in control of such company. In some cases, the Directors and other persons associated with the Fund and its affiliates might possibly become directors of companies in which the Fund holds stock.

CONCENTRATION OF INVESTMENTS

The Fund will not invest more than 25% of the value of its total assets in any one industry.

ISSUING SENIOR SECURITIES

The Fund will not issue senior securities.

INVESTING IN RESTRICTED SECURITIES

The Fund will not purchase restricted securities if immediately thereafter more than 15% of the net assets of the Fund, taken at market value, would be invested
in such securities.     Except when borrowing money, if a percentage limitation
is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money, invest in reverse repurchase agreements, or purchase restricted securities in excess of 5% of the value of its total or net assets during the last fiscal year and has no present intent to do so in the coming fiscal year. Restricted securities are generally not available from
companies comprising "The Leader's List."      FEDERATED AMERICAN LEADERS FUND,
INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Federated American Leaders Fund, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

President and Director

Chairman and Director, Federated Investors, Inc., Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Director

Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Director

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Director

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Director

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Director

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Director, Federated Investors, Inc., Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, President and Director of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Director, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Director, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the
Board.     As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series,
Inc.      FUND OWNERSHIP

Officers and Directors own less than 1% of the Fund's outstanding Shares.     As
of May 5, 1998, no shareholder of record owned 5% or more of the outstanding Class A Shares of the Fund:

As of May 5, 1998, no shareholder of record owned 5% or more of the outstanding Class B Shares of the Fund:

As of May 5, 1998, the following shareholder of record owned 5% or more of the outstanding Class C Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, for the sole benefit of its customers, owned approximately 1,464,132 Shares (27.49%).

As of May 5, 1998, the following shareholder of record owned 5% or more of the outstanding Class F Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, for the sole benefit of its customers, owned approximately 1,088,521 Shares (22.32%).

DIRECTOR COMPENSATION

                             AGGREGATE

           NAME,           COMPENSATION

       POSITION WITH            FROM          TOTAL COMPENSATION PAID

            FUND               FUND*             FROM FUND COMPLEX+

  John F. Donahue,         $0             $0 for the Fund and

  President and Director                  56 other investment companies in
                                          the Fund Complex

  Thomas G. Bigley,        $2,253.82      $111,222 for the Fund and

  Director                                56 other investment companies in
                                          the Fund Complex

  John T. Conroy, Jr.,     $2,479.56      $122,362 for the Fund and

  Director                                56 other investment companies in
                                          the Fund Complex

  William J. Copeland,     $2,479.56      $122,362 for the Fund and

  Director                                56 other investment companies in
                                          the Fund Complex

  J. Christopher Donahue,  $0             $0 for the Fund and

  Executive Vice President                18 other investment companies in
                                          the Fund Complex

  and Director

  James E. Dowd,           $2,479.56      $122,362 for the Fund and

  Director                                56 other investment companies in
                                          the Fund Complex

  Lawrence D. Ellis, M.D., $2,253.82      $111,222 for the Fund and

  Director                                56 other investment companies in
                                          the Fund Complex

  Edward L. Flaherty, Jr., $2,479.56      $122,362 for the Fund and

  Director                                56 other investment companies in
                                          the Fund Complex

  Peter E. Madden,         $2,253.82      $111,222 for the Fund and

  Director                                56 other investment companies in
                                          the Fund Complex

  John E. Murray, Jr.,     $2,253.82      $111,222 for the Fund and

  Director                                56 other investment companies in
                                          the Fund Complex

  Wesley W. Posvar,        $2,253.82      $111,222 for the Fund and

  Director                                56 other investment companies in
                                          the Fund Complex

  Marjorie P. Smuts,       $2,253.82      $111,222 for the Fund and

  Director                                56 other investment companies in
                                          the Fund Complex

* Information is furnished for the fiscal year ended March 31, 1998.

+ The information is provided for the last calendar year.

DIRECTOR LIABILITY

The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Federated Advisers (the "Adviser"). It is a subsidiary of Federated Investors, Inc. All the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue. The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract
with the Fund.      ADVISORY FEES     For its advisory services, the Adviser
receives an annual investment advisory fee as described in the respective prospectuses. During the fiscal years ended March 31, 1998, 1997, and 1996, the Adviser earned $13,813,557, $6,915,061, and $3,637,755, respectively, none of
which were waived.      BROKERAGE TRANSACTIONS     The Adviser may select
brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended March 31, 1998, 1997, and 1996, the Fund paid total brokerage
commissions of $3,824,071, $2,449,369, and $677,135, respectively.      Although
investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Fund for a fee as described in the respective prospectuses. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, Inc., served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended March 31, 1998, 1997, and 1996, the Administrators earned
$1,630,734, $809,285, and $423,163, respectively.      CUSTODIAN AND PORTFOLIO
ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

PURCHASING SHARES

Except under certain circumstances described in the respective prospectuses, Shares are sold at their net asset value (plus a sales charge, if applicable) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "Investing in the Fund" and "Purchasing Shares." For further information on any of the programs listed below, please contact your financial intermediary or Federated
Securities Corp.      QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES     As
described in the prospectuses, larger purchases of the same Share class reduce or eliminate the sales charge paid. For example, the Fund will combine all Class A Share purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. This combined purchase option is available within Class F Shares as well. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase into the same Share class is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

In addition, the Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on Class F Share redemptions. For example, if a shareholder already owns Class F Shares having current value at the public offering price of $1 million and purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales
charge would be reduced to 0.50% of those additional Class F Shares.      To
receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares or Class F Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

Shareholders have the privilege of combining concurrent purchases of the same Share class of two or more funds in the Federated Complex in calculating the applicable sales charge.

To receive a sales charge reduction or elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

LETTER OF INTENT

A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed Shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

The letter of intent for Class F Shares also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13-month period.

While this letter of intent will not obligate the shareholder to purchase Class A Shares or Class F Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares or Class F Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

The reinvestment privilege is available for all Shares of the Fund within the same Share class.

Class A and Class F shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original Shares must have been subject to a sales charge and the reinvestment must be within 120 days.

Similarly, Class C and Class F shareholders who redeem may reinvest their redemption proceeds in the same Share class within 120 days. Class B Shares also may be reinvested within 120 days of redemption, although such reinvestment will be made into Class A Shares. Shareholders would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption on any Share class. However, reinvested Shares would not be subject to a contingent deferred sales charge, if otherwise applicable, upon later redemption.

In addition, if Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares, if otherwise applicable. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

With respect to Class B Shares and Class C Shares, the Fund has adopted a Distribution Plan in accordance with Investment Company Act Rule 12b-1. Additionally, the Fund has adopted a Shareholder Services Agreement with respect to all classes of Shares.

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan (Class B Shares and Class C Shares only), the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended March 31, 1998, the Class B Shares and Class C Shares made payments in the amount of $6,202,102 and $741,736, respectively, pursuant to the Plan, none of which were waived. In addition, for the fiscal year ended March 31, 1998, the Class A Shares, Class B Shares, Class C Shares and Class F Shares paid shareholder services fees in the amount of $2,821,001, $2,067,367, $247,246, and $266,953, respectively, none of which were waived.

Federated Investors, Inc. and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-party financial providers who have advanced commissions to financial intermediaries.

PURCHASES BY SALES REPRESENTATIVES, FUND DIRECTORS, AND EMPLOYEES      The
following individuals and their immediate family members may buy Class A Shares and Class F Shares at net asset value without a sales charge:

   * Directors, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. and its affiliates;
   * Federated Life Members (Class A Shares only);

   * any associated person of an investment dealer who has a sales agreement with Federated Securities Corp.; and
   * trusts, pensions, or profit-sharing plans for these individuals.      These
sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must not be subject to restrictions on resale. The Fund reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Fund are valued in the same manner as the Fund values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp. Share purchased by exchange of U.S. government securities cannot be redeemed by telephone for fifteen business days to allow time for the transfer to settle.

An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.

The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividend, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities. Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

DETERMINING NET ASSET VALUE

The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by
each class.     Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or
(iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day, and Christmas Day.      DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

   * according to the last sale price on a national securities exchange, if available;
   * in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities, as determined by an independent pricing service; or
   * for short-term obligations, according to the prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost or at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the respective prospectuses under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and
equitable.     The Corporation has elected to be governed by Rule 18f-1 of the
Investment Company Act of 1940 under which the Corporation is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

CONTINGENT DEFERRED SALES CHARGE

In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares; (3) Shares held for fewer than six years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares on a first-in, first-out basis.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   * derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

   * invest in securities within certain statutory limits; and

   * distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.

TOTAL RETURN

The Fund's average annual total returns, based on offering price, for the following periods ended March 31, 1998 were:

             Date of Initial
                 Public
Share Class    Investment     One-Year  Five-Years  Ten-Years  Since Inception
Class A     February 26, 1969   36.01%    19.36%      16.16%      11.57%
Class B         July 25, 1994   36.45%      --          --        25.38%
Class C        April 21, 1993   41.65%      --          --        20.48%
Class F         July 27, 1993   41.22%      --          --        21.21%

The average annual total return for all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investments based on the lesser of the original purchase price or the offering price of Shares
redeemed.      YIELD     The Fund's yields for the thirty-day period ended March
31, 1998 were:

  Share Class Yield

Class A     3.17%
Class B     2.48%
Class C     2.48%
Class F     3.18%

The yield for all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of any class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The performance of each class of Shares depends upon such variables as:

   * portfolio quality;
   * average portfolio maturity;
   * type of instruments in which the portfolio is invested; * changes in interest rates and market value of portfolio securities; * changes in the Fund's or a class of Shares' expenses; and * various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per Share fluctuate daily. Both net earnings and net asset value per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * LIPPER ANALYTICAL SERVICES, INC.--ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the growth and income funds category in advertising and sales literature.

   * STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS--a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

   * MORNINGSTAR, INC.--an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and sales literature for all four classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of Shares based on quarterly reinvestment of dividends over a
specified period of time.     From time to time as it deems appropriate, the
Fund may advertise the performance of either class of Shares using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services, Inc. money market instruments average. Advertisements may quote performance information which does not reflect the effect of various sales charges on Class A Shares, Class B Shares, Class C
Shares, and Class F Shares.      Advertising and other promotional literature
may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.     ABOUT FEDERATED INVESTORS, INC.

Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the equity sector, Federated Investors, Inc.
has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

J. Thomas Madden, Executive Vice President, oversees Federated's equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's
international and global portfolios.      MUTUAL FUND MARKET     Thirty-seven
percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, Inc., through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended March 31, 1998, are incorporated herein by reference to the Annual Report of the Fund dated March 31, 1998 (File Nos. 2-29786 and 811-1704). A copy of the Report may be obtained without charge by contacting the Fund.

* Source: Investment Company Institute

APPENDIX

STANDARD & POOR'S CORPORATE BOND RATINGS DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS DEFINITIONS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

FITCH IBCA, INC. INVESTMENT GRADE BOND RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and
circumstances than bonds with higher ratings.     BBB--Bonds considered to be
investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds.



Federated American Leaders Fund, Inc.

Class F Shares

PROSPECTUS

The Class F Shares of Federated American Leaders Fund, Inc. (the "Fund") represent interests in an open-end, diversified management investment company (a mutual fund) investing in common stocks and other securities of high quality companies to achieve growth of capital and income.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class F Shares of the Fund. Keep this prospectus for future reference.
    The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares, and Class F Shares dated May 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site
(http://www.sec.gov).      THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.     Prospectus dated May
31, 1998      TABLE OF CONTENTS
 Summary of Fund Expenses 1 Financial Highlights--Class F Shares 2 General Information 3 Calling the Fund 3 Year 2000 Statement 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Limitations 5 Net Asset Value 5 Investing in the Fund 5 Purchasing Shares 6 Purchasing Shares Through a Financial Intermediary 6 Purchasing Shares by Wire 6 Purchasing Shares by Check 6 Systematic Investment Program 6 Retirement Plans 6 Eliminating the Sales Charge 6 Redeeming and Exchanging Shares 7 Redeeming or Exchanging Shares Through a Financial Intermediary 7 Redeeming or Exchanging Shares by Telephone 7 Redeeming or Exchanging Shares by Mail 8 Requirements for Redemption 8 Requirements for Exchange 8 Systematic Withdrawal Program 8 Contingent Deferred Sales Charge 8 Account and Share Information 9 Confirmations and Account Statements 9 Dividends and Distributions 9 Accounts with Low Balances 9 Fund Information 9 Management of the Fund 9 Distribution of Class F Shares 10 Administration of the Fund 11 Brokerage Transactions 11 Shareholder Information 11 Tax Information 11 Federal Income Tax 11 State and Local Taxes 12 Performance Information 12 Other Classes of Shares 12

SUMMARY OF FUND EXPENSES
                             Shareholder Transaction Expenses

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering               1.00%
 price)
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of             None
 offering price)
 Contingent Deferred Sales Charge (as a percentage of original purchase price         1.00%
 or redemption proceeds, as applicable)(1)
 Redemption Fee (as a percentage of amount redeemed, if applicable)                   None
 Exchange Fee                                                                         None
                              ANNUAL OPERATING EXPENSE
                         (As a percentage of average net assets)
                                                                                   <C
Management Fee                                                                       0.64
12b-1 Fee                                                                            None
Total Other Expenses                                                                 0.50%
Shareholder Services Fee                                                        0.25%
Total Operating Expenses                                                             1.14%


(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within four years of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class F Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional
fees.     EXAMPLE You would pay the following expenses on a
$1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. 1 Year $
32 3 Years $ 57 5 Years $ 72 10 Years $146 You would pay the following expenses on the same investment, assuming no redemption. 1 Year $ 21 3 Years $ 46
5 Years $ 72 10 Years $146       THE ABOVE EXAMPLE SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--CLASS F SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated May 15, 1998, on the Fund's financial statements for the year ended March 31, 1998, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.

                                                                     YEAR ENDED MARCH 31,
                                                             1998    1997    1996    1995  1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $21.40  $19.78  $15.66 $14.58  $14.95
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.29    0.20    0.19   0.25    0.16
   Net realized and unrealized gain (loss) on investments      8.39    3.13    4.72   1.42  (0.20)
   Total from investment operations                            8.65    3.33    4.91   1.67  (0.04)
 LESS DISTRIBUTIONS
   Distributions from net investment income                  (0.21)  (0.20)  (0.16) (0.24)  (0.16)
   Distributions from net realized gain on investments       (3.23)  (1.51)  (0.63) (0.35)  (0.17)
   Total distributions                                       (3.44)  (1.71)  (0.79) (0.59)  (0.33)
 NET ASSET VALUE, END OF PERIOD                              $26.61  $21.40  $19.78 $15.66  $14.58
 TOTAL RETURN(B)                                             43.80%  17.39%  31.95% 11.80% (0.30%)
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                   1.14%   1.19%   1.21%  1.27%  1.35%*
   Net investment income                                      0.86%   0.94%   1.02%  1.69%  1.51%*
   Expense waiver/reimbursement(c)                               --   0.01%   0.02%     --      --
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                 $129,458 $85,151 $55,329 $28,495$15,282
   Average commission rate paid(d)                          $0.0488 $0.0500      --     --      --
   Portfolio turnover                                           63%     88%     46%    34%     27%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 27, 1993 (date of initial public investment) to March 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED MARCH 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on July 22, 1968. Shares of the Fund are offered in four classes of shares known as Class A Shares, Class B Shares, Class C Shares and Class F Shares, which represent interests in a single portfolio of securities. The Fund is designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of common stocks and other securities of high quality companies. This prospectus relates to Class F Shares
("Shares") of the Fund.      The Fund's current net asset value and offering
price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND

Call the Fund at 1-800-341-7400.

YEAR 2000 STATEMENT

Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the adviser, distributor, administrator, and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, computer hardware in use today cannot distinguish the year 2000 from the year 1900. This design flaw may have a negative impact in the handling of securities trades, pricing, and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 and reasonably believe that systems will be year 2000 compliant when required. The Fund is continuing to analyze the financial impact of instituting a year 2000 compliant program on its operations.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high quality companies. Unless otherwise noted, the investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The Fund's investment approach is based upon the conviction that over the longer term, the economy will continue to expand and develop and that this economic growth will be reflected importantly in the growth of major corporations. The Fund pursues this investment objective by investing at least 65% of its assets in a portfolio of securities issued by the one hundred companies contained in "The Leaders List." Generally, the Fund's management makes portfolio selections utilizing fundamental analysis, with emphasis on earning power, financial condition, and valuation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in securities of companies selected from "The Leaders List" by the Fund's investment adviser on the basis of traditional fundamental research techniques and standards. The securities in which the Fund invests include, but are not limited to:
   * common stocks;
   * preferred stocks; and
   * domestic issues of corporate debt obligations rated, at the time of purchase, "Baa" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") or, if not rated, are determined by the Fund's investment adviser to be of comparable quality. If a security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the security from the portfolio, but will consider doing so. (A description of the rating categories is contained in the Appendix to the Statement of Additional Information);
   * certain convertible securities; * warrants; and * American Depositary Receipts.

Bonds rated "BBB" by S&P or Fitch or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than
higher rated bonds.      The Fund may also temporarily hold cash and invest in
U.S. government securities in such proportions as the Fund's investment adviser may deem necessary for defensive purposes.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

THE LEADERS LIST

"The Leaders List" is a trade name which represents a list of 100 blue chip companies selected by the Fund's investment adviser principally on the basis of fundamental research techniques and standards. Shareholders can obtain a copy of "The Leaders List" by contacting the Fund. In the opinion of the investment adviser, securities of these companies represent diversified and highly marketable investments. The list is subject to continuous review and modification. A number of standards and fundamental research factors are used in determining "The Leaders List." "The Leaders List" includes leading companies in their industries determined in terms of sales, earnings, and/or market capitalization.

AMERICAN DEPOSITARY RECEIPTS

The Fund may invest in American Depositary Receipts ("ADRs") of foreign-domiciled blue-chip companies. ADRs are trust receipts issued by U.S. banks or trust companies representing ownership interests in the equity securities of these companies. ADRs are U.S. dollar-denominated and traded on U.S. securities exchanges or over-the-counter. The value of ADRs could be affected by changes in foreign currency exchange rates.

CONVERTIBLE SECURITIES

Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stocks; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYON (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stocks), PERCS (Preferred Equity Redemption Cumulative Stock, an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a
rating below investment grade after the Fund has purchased it.     REAL ESTATE
INVESTMENT TRUSTS

The Fund may purchase interests in equity, mortgage, and hybrid real estate investment trusts. Hybrid real estate investment trusts have characteristics of and may have risks associated with both equity and mortgage real estate investment trusts. Equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified. Therefore, they are subject to the risk of financing single projects. Real estate investment trusts are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to migrate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic
location.      REPURCHASE AGREEMENTS

The acceptable investments in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.

ILLIQUID SECURITIES

The Fund may acquire securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Fund might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. Where the Fund considers these securities to be illiquid, it intends to limit the purchase of them together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 10% of its net assets.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or a long-term basis up to one-third the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Directors and will receive collateral equal to at least 100% of the value of the securities loaned.
     PORTFOLIO TURNOVER

Securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser to the Fund does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover rate and transaction costs.

INVESTMENT LIMITATIONS

The Fund will not:

   * borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets;
   * invest more than 5% of its total assets in securities of one issuer (except U.S. government securities) or purchase more than 10% of any class of voting securities of any one issuer;
   * invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or
   * purchase restricted securities if immediately thereafter more than 15% of the net assets of the Fund would be invested in such securities.

NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions, and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

INVESTING IN THE FUND

This prospectus offers Class F Shares with the characteristics described below.

Minimum and Subsequent Investment Amounts                           $1500/$100
Minimum and Subsequent Investment Amount for Retirement Plans        $250/$100
Maximum Sales Charge                                                   1.00%*
Maximum Sales Charge as a Percentage of the   Net Amount Invested      1.01%
Maximum Contingent Deferred Sales Charge                               1.00%**

* There is no sales charge for purchases of $1 million or more. In addition, no sales charge is imposed for Shares purchased through certain entities or programs. Please see the section entitled "Eliminating the Sales Charge."
** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption. The following contingent deferred sales charge schedule applies to Class F Shares:

                                                            CONTINGENT
     AMOUNT OF                                               DEFERRED
     PURCHASE                  SHARES HELD                 SALES CHARGE
 Up to $1,999,999          Four Years or less                 1.00%
$2,000,000 to $4,999,999    Two Years or less                  .50%
$5,000,000 or more           One Year or less                  .25%

PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in Class F Shares of certain other funds advised and distributed by affiliates of Federated Investors, Inc. ("Federated Funds") may exchange their Shares for Class F Shares of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly.
Financial intermediaries may charge fees for their services.     The financial
intermediary which maintains investor accounts in Class F Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge. (See "Contingent Deferred Sales Charge.") In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership
periods.      PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number--this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds in a minimum amount of $50 may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund.
Shareholders should contact their financial intermediary or the Fund to participate in this program.

RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

ELIMINATING THE SALES CHARGE

Class F Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS F SHARES PURCHASED:

   * through bank trust departments or through investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients;
   * by sales representatives, Directors, and employees of the Fund, Federated Advisers, Federated Securities Corp., or their affiliates and their immediate family members; or
   * by any investment dealer who has a sales agreement with Federated Securities Corp., and their immediate family members, or by any trusts or pension or profit-sharing plans for these persons or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates.

IN ADDITION, THE SALES CHARGE ON CLASS F SHARES CAN BE ELIMINATED BY:

   * purchasing in quantity;
   * combining concurrent purchases of :
     * Shares by you, your spouse, and your children under age 21, or * Shares of two or more Federated Funds (other than money market funds);
   * accumulating purchases. In calculating the sales charge on an additional purchase, you may count the current value of previous Share purchases still invested in the Fund;
   * signing a letter of intent to purchase a specific dollar amount of Shares within 13 months; or
   * using the reinvestment privilege within 120 days of redeeming Shares of an equal or lesser amount.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION

For sales of Shares, a dealer will normally receive up to 100% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Class F Shares of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like Share class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares by Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public. REQUIREMENTS FOR EXCHANGE

Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class F Shares subject to a sales charge while participating in this program. A contingent deferred sales charge will be imposed on Shares redeemed through this program within four years of their purchase dates.

CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

   * following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
   * representing a total or partial distribution from an Individual Retirement Account, Keogh Plan, or a custodial account to a shareholder who has attained the age of 701/2;
   * representing a total or partial distribution from a qualified plan, other than an Individual Retirement Account, Keogh Plan, or a custodial account following retirement;
   * which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;
   * which are reinvested in the Fund under the reinvestment privilege;

   * of Shares held by Directors, employees, and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

   * of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the contingent deferred sales charge or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions.
Shareholders will be notified of such action.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS

The Fund is managed by a Board of Directors (the "Directors"). The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by the Fund's investment adviser, Federated Advisers (the "Adviser"), subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.55% of the Fund's average daily net assets, plus 4.5% of the Fund's gross income (excluding any capital gains or losses). Gross income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John
F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.

Federated Advisers and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

Scott B. Schermerhorn has been the Fund's portfolio manager since July 1996. Mr. Schermerhorn joined Federated Investors, Inc. in 1996 as a Vice President of the Fund's investment adviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J.W. Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

Michael P. Donnelly has been the Fund's portfolio manager since July 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's adviser since 1994. He served as an Assistant Vice President of the Fund's adviser from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

DISTRIBUTION OF CLASS F SHARES

Federated Securities Corp. is the principal distributor for Class F Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc., under which the Fund may make payments up to 0.25% of the average daily net asset value of the Fund on behalf of Class F Shares, to obtain certain personal services for shareholders and to provide the maintenance of shareholder accounts ("shareholder services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999, 0.50% of the offering price on purchases of $2,000,000 to $4,999,999, and 0.25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less than $1 million.) The financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

Furthermore, in addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. as specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.

SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Directors may be removed by Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding
Shares of all series entitled to vote.     As of May 5, 1998, Merrill Lynch
Pierce Fenner & Smith, Jacksonville, FL, for the sole benefit of its customers, owned 27.49% of the voting securities of the Fund's Class C Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.
     TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for Class F Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Class F Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Class F Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Class F Shares over a thirty-day period by the maximum offering price per share of Class F Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Class F Shares, and therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

From time to time, advertisements for the Class A Shares, Class B Shares, Class C Shares, and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares, and Class F Shares to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers other classes of shares called Class A Shares, Class B Shares, and Class C Shares which are all sold primarily to customers of financial institutions subject to certain differences.

Class A Shares are sold subject to a front-end sales charge and a Shareholder Services Agreement. Investments in Class A Shares are subject to a minimum initial investment of $1500, unless the investment is in a retirement account, in which the minimum investment is $250.

Class B Shares are sold at net asset value and are subject to a 12b-1 Plan, a Shareholder Services Agreement and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $250. A contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase.

Class C Shares are sold at net asset value and are subject to a 12b-1 Plan, a Shareholder Services Agreement and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $250. A contingent deferred sales charge of 1.00% is imposed on assets redeemed within the first full 12 months following purchase.

Class A Shares, Class B Shares, Class C Shares, and Class F Shares are subject to certain of the same expenses; however, the front-end sales charge for Class F Shares is lower than that for Class A Shares. Expense differences between Class A Shares, Class B Shares, Class C Shares, and Class F Shares may affect the performance of each class.

To obtain more information and a prospectus for Class A Shares, Class B Shares, and Class C Shares, investors may call 1-800-341-7400 or contact their financial institution.

[Graphic]

Federated American Leaders Fund, Inc.

Class F Shares

PROSPECTUS

MAY 31, 1998

An Open-End, Diversified Management Investment Company

FEDERATED AMERICAN
LEADERS FUND, INC.
CLASS F SHARES
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC
ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

Cusip 313914400
8062808A-FS (5/98)

[Graphic]





PART C.     OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:
            (a) Financial Statements (1-4) Incorporated by reference to the Registrant's Annual Report dated March 31, 1998
                  (File Nos. 2-29786 and 811-1704).
            (b)   Exhibits:
                   (1) Conformed copy of Articles of Incorporation of the Registrant as restated; (4) (i) Conformed copy of the Registrant's Articles Supplementary; (4)
                   (2) Copy of By-Laws of the Registrant as amended (4); (3) Not applicable;
                   (4) Copy of Specimen Certificate for Shares of Capital Stock of the Registrant; (1) (5) Conformed copy of the Investment Advisory Contract of the Registrant; (4) (6) Conformed copy of Distributor's Contract of the Registrant (3);
                         (i) Conformed Copy of Exhibit D to the Distributor's
                             Contract of the Registrant; (4)
                        (ii) The Registrant hereby incorporates the
                             conformed coy of the specimen Mutual Funds
                             Sales and Service Agreement; Mutual Funds
                             Service Agreement; and Plan Trustee/Mutual
                             Funds Service Agreement from Item 4(b)(6) of the Cash Trust Series II Registration
                             Statement on Form N-1A, filed with the
                             Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
                       (iii) Conformed copy of Distributor's Contract
                             (Class B Shares); +
                   (7)  Not applicable;
                   (8) Conformed copy of Custodian Agreement of the Registrant; (4)
                         (i) Conformed copy of Custodian Fee Schedule; +
                   (9)   (i) Conformed copy of Amended and Restated Shareholder
                             Services Agreement; +
                         (ii)Conformed copy of Agreement for Fund Accounting
                             Services, Administrative Services, Shareholder Recordkeeping Services, and Custody Services Procurement; (5)

+     All Exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form S-5 filed August 5, 1968. (File Nos. 2-29786 and 811-1704.)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed May 26, 1994. (File Nos. 2-29786 and 811-1704)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed May 25, 1995. (File Nos. 2-29786 and 811-1704)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed May 29, 1996. (File Nos. 2-29786 and 811-1704)


                        (iii) Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares); + (iv) Conformed copy of Shareholder Services Agreement (Class B Shares); + (v) The responses described in Item 24(b)(6) are hereby incorporated by reference; (vi) The Registrant hereby incorporates the conformed copy of the Shareholder Services SubContract between National Pensions Alliance, Ltd. and Federated Shareholder Services from Item 24(b)(9)(ii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2- 75670 and 811-3375); (vii)
                        The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)
                        (iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos.
                        2-75670 and 811-3375);
                  (10)  NOT APPLICABLE;
                  (11) Conformed consent of Independent Public Accountants; +
                        (i) Opinion of Dickstein, Shapiro & Morin, LLP regarding tax consequences of acquisition of Fortress High Quality Stock Fund assets; (4)
                  (12) Not applicable; (13) NOT APPLICABLE; (14) Not applicable;
                  (15)  Copy of Rule 12-b-1 Plan of the Registrant; (3)
                        (i) Conformed copy of Exhibit A to the Rule 12-b-1 Plan of the Registrant; (4) (ii) Conformed copy of Exhibit B to the Rule 12-b-1 Plan of the Registrant; (4) (iii) The responses described in Item 24(b)(6) are hereby incorporated by reference; (iv) Conformed Copy of
                        Exhibit 1 Amendment to the Distribution Plan (Class B Shares) for
the Registrant; +

+     All Exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed May 26, 1994. (File Nos. 2-29786 and 811-1704)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed May 25, 1995. (File Nos. 2-29786 and 811-1704)


                  (16) Copy of Schedules for Computation of Fund Performance Data; (4)
                  (17)  Copy of Financial Data Schedules; +
                  (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
                  (19)  Conformed copy of Power of Attorney. (6)

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None.

Item 26.    Number of Holders of Securities:

                                          Number of Record Holders
            Title of Class                as of May 5, 1998

            Shares of Capital Stock
            ($.20 per Share par value)

            Class A Shares                      55,253

            Class B Shares                      47,362

            Class C Shares                       5,326

            Class F Shares                       4,876

Item 27.    Indemnification:  (2)

Item 28.    Business and Other Connections of Investment Adviser:

         (a) For a description of the other business of the investment adviser, see the section entitled "Fund Information Management of the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated American Leaders Fund, Inc." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.
                        ......
+     All Exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed July 26, 1989. (File Nos. 2-29786 and 811-1704)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed May 25, 1995. (File Nos. 2-29786 and 811-1704)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 62 on Form N-1A filed March 31, 1997. (File Nos. 2-29786 and 811-1704)



         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             John Sheehy
                                             Michael W. Sirianni
                                             Gregg S. Tenser
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.    Principal Underwriters:

(a) Federated Securities Corp., the distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice
Federated Investors Tower     President, Federated,
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779



         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

(c)  Not applicable

Item 30.    Location of Accounts and Records:
            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                          5800 Corporate Drive
                                                Pittsburgh, PA  15237-7000

            Federated Shareholder Services      P.O. Box 8600
            Company                             Boston, MA  02266-8600
            ("Transfer Agent and Dividend
            Disbursing Agent")

            Federated Services Company          Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            Federated Advisers                  Federated Investors Tower
                                                1001 Liberty Avenue
            ("Adviser")                         Pittsburgh, PA  15222-3779

            State Street Bank and Trust Company P.O. Box 8600
            ("Custodian")                       Boston, MA  02266-8600

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:
            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED AMERICAN LEADERS FUND, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of May, 1998.

                      FEDERATED AMERICAN LEADERS FUND, INC.

                  BY: /s/Nicholas J. Seitanakis
                  Nicholas J. Seitanakis, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  May 28, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ Nicholas J. Seitanakis
    Nicholas J. Seitanakis        Attorney In Fact          May 28, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  President and Director
                                  (Chief Executive Officer)

J. Christopher Donahue*           Executive Vice President and Director

John W. McGonigle*                Executive Vice President, Treasurer
                                  and Secretary
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

William J. Copeland*              Director

James E. Dowd*                    Director

Lawrence D. Ellis, M.D.*          Director

Edward L. Flaherty, Jr.*          Director

Peter E. Madden*                  Director

John E. Murray, Jr.*              Director

Wesley W. Posvar*                 Director

Marjorie P. Smuts*                Director

* By Power of Attorney